Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidating Financial Statements
Consolidated net loss	$ (21,392)	$ (5,586)	$ (22,022)	$ (14,044)	$ (21,939)	$ (29,111)	$ (18,573)
Other comprehensive income:
Gain on cash flow hedge, net of tax		1,970	2,887	5,254	(4,136)
Total other comprehensive income		1,970	2,887	5,254	2,952
Comprehensive loss	(21,392)	(3,616)	(19,135)	(8,790)	(18,987)	(27,252)	(14,460)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(21,594)	(3,775)	(19,703)	(9,087)	(19,438)	(27,252)	(14,460)
Parent Issuer UHS
Consolidating Financial Statements
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)
Other comprehensive income:
Gain on cash flow hedge, net of tax		1,970	2,887	5,254	(4,136)
Total other comprehensive income		1,970	2,887	5,254	2,952
Comprehensive loss	(21,392)	(3,616)	(19,135)	(8,790)	(18,987)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(21,594)	(3,775)	(19,703)	(9,087)	(19,438)
Subsidiary Guarantor Surgical Services
Consolidating Financial Statements
Consolidated net loss	(163)	573	(1,372)	900	(1,354)
Other comprehensive income:
Comprehensive loss	(163)	573	(1,372)	900	(1,354)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(365)	414	(1,940)	603	(1,805)
Consolidating Adjustments
Consolidating Financial Statements
Consolidated net loss	163	(573)	1,372	(900)	1,354
Other comprehensive income:
Comprehensive loss	163	(573)	1,372	(900)	1,354
Comprehensive income attributable to non controlling interest	(202)	(159)	(568)	(297)	(451)
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ 365	$ (414)	$ 1,940	$ (603)	$ 1,805